Cover	Mar. 20, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 20, 2023
Entity File Number	001-39936
Entity Registrant Name	DIAMONDHEAD HOLDINGS CORP.
Entity Central Index Key	0001830188
Entity Tax Identification Number	85-3460766
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 Park Ave
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10177
City Area Code	212
Local Phone Number	572-6260
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value and one-fourth of one redeemable warrant
Trading Symbol	DHHCU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	DHHC
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	DHHCW
Security Exchange Name	NASDAQ